SHORT-TERM AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Level 2:
Corporate debentures	$452,556	$305,046	$267	$1,326	$2,338	$711	$450,485	$305,661
U.S. Agencies	4,999	-	3	-	2	-	5,000	-
U.S. Treasuries	7,010	7,011	-	-	197	207	6,813	6,804

	$464,565	$312,057	$270	$1,326	$2,537	$918	$462,298	$312,465

Scheduled Maturities of Available-for-Sale Marketable Securities
	Amortized	Estimated
	cost	fair value

Due within one year	58,998	59,049
Due after one year through five years	398,557	396,436
Due after six years through ten years	7,010	6,813

	464,565	462,298

Schedule of Unrealized Losses and Fair Values

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$242,545	$(1,750)	$113,581	$(588)	$356,126	$(2,338)
U.S. Agencies	1,997	(3)	-	-	1,997	(3)
U.S. treasuries	-	-	6,813	(196)	6,813	(196)

	$244,542	$(1,753)	$120,394	$(784)	$364,936	$(2,537)

	December 31, 2014
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$47,575	$(189)	86,950	$(522)	$134,525	$(711)
U.S. treasuries	-	-	6,804	(207)	6,804	(207)

	$47,575	$(189)	$93,754	$(729)	$141,329	$(918)